CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts receivable, allowance	$ 3,250	$ 1,794
Redeemable preferred shares par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable preferred shares authorized (in shares)	0	2,500,000
Redeemable preferred shares outstanding (in shares)	0	2,033,230
Preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	0	8,740,398
Preference shares outstanding (in shares)	0	4,611,985
Preference shares issued (in shares)		4,611,985
Par value (in dollars per share)	$ 0.0001
Common stock, shares authorized		20,000,000
Treasury stock (in shares)	516,123	4,128,413
Common Class A
Shares outstanding (in shares)	75,411,506	5,263,068
Stock issued (in shares)	75,411,506	5,263,068
Common Class B
Par value (in dollars per share)	$ 0.0001
Shares outstanding (in shares)	13,582,640
Stock issued (in shares)	13,582,640
Series A preferred stock
Preferred stock, shares authorized (in shares)		4,723,330
Preference shares outstanding (in shares)		2,547,330
Preference shares issued (in shares)		2,547,330
Series B preferred stock
Preferred stock, shares authorized (in shares)		3,117,915
Preference shares outstanding (in shares)		1,392,131
Preference shares issued (in shares)		1,392,131
Series B-1 preferred stock
Preferred stock, shares authorized (in shares)		899,153
Preference shares outstanding (in shares)		672,524
Preference shares issued (in shares)		672,524